Fair Value - Estimated fair value of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Fair Value
Long-term debt	$ 12,096,552	$ 11,940,359
Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value
Long-term debt	$ 10,638,749	$ 10,194,954